Variable Portfolio – Partners Small Cap Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
John Wiley & Sons, Inc., Class A	101,937	3,886,858
Total Communication Services		3,886,858
Consumer Discretionary 12.8%
Automobile Components 3.1%
Adient PLC(a)	80,013	2,634,028
Gentherm, Inc.(a)	42,417	2,442,371
Goodyear Tire & Rubber Co. (The)(a)	432,589	5,939,447
Modine Manufacturing Co.(a)	47,668	4,537,517
Standard Motor Products, Inc.	90,645	3,041,139
Total		18,594,502
Automobiles 0.6%
Winnebago Industries, Inc.	47,911	3,545,414
Hotels, Restaurants & Leisure 1.7%
Bloomin’ Brands, Inc.	138,554	3,973,729
Cracker Barrel Old Country Store, Inc.	29,621	2,154,335
El Pollo Loco Holdings, Inc.(a)	136,528	1,329,783
Golden Entertainment, Inc.	11,310	416,547
Papa John’s International, Inc.	33,845	2,254,077
Total		10,128,471
Household Durables 2.3%
La-Z-Boy, Inc.	117,067	4,404,061
Taylor Morrison Home Corp., Class A(a)	75,424	4,689,110
Tri Pointe Homes, Inc.(a)	110,568	4,274,559
Universal Electronics, Inc.(a)	51,320	513,713
Total		13,881,443
Leisure Products 0.4%
Polaris, Inc.	27,242	2,727,469
Specialty Retail 0.5%
Monro, Inc.	97,426	3,072,816
Textiles, Apparel & Luxury Goods 4.2%
Carter’s, Inc.	51,625	4,371,605
Gildan Activewear, Inc.	72,867	2,705,552
Oxford Industries, Inc.	35,758	4,019,199
PVH Corp.	20,838	2,930,031
Common Stocks (continued)
Issuer	Shares	Value ($)
Steven Madden Ltd.	120,330	5,087,552
VF Corp.	437,093	6,705,007
Total		25,818,946
Total Consumer Discretionary		77,769,061
Consumer Staples 3.7%
Food Products 1.5%
Cal-Maine Foods, Inc.	64,874	3,817,835
Hain Celestial Group, Inc. (The)(a)	259,499	2,039,662
TreeHouse Foods, Inc.(a)	87,190	3,396,051
Total		9,253,548
Household Products 1.2%
Central Garden & Pet Co., Class A(a)	105,093	3,880,033
Spectrum Brands Holdings, Inc.	37,880	3,371,699
Total		7,251,732
Personal Care Products 1.0%
Coty, Inc., Class A(a)	311,497	3,725,504
Edgewell Personal Care Co.	62,311	2,407,697
Total		6,133,201
Total Consumer Staples		22,638,481
Energy 7.7%
Energy Equipment & Services 1.9%
Dril-Quip, Inc.(a)	210,904	4,751,667
Expro Group Holdings NV(a)	203,548	4,064,853
Helmerich & Payne, Inc.	68,343	2,874,507
Total		11,691,027
Oil, Gas & Consumable Fuels 5.8%
Chord Energy Corp.	17,776	3,168,394
Gulfport Energy Corp.(a)	22,031	3,527,604
Matador Resources Co.	104,287	6,963,243
Murphy Oil Corp.	93,937	4,292,921
PBF Energy, Inc., Class A	69,208	3,984,305
Permian Resources Corp.	268,328	4,738,672
Range Resources Corp.	105,541	3,633,777
SM Energy Co.	96,660	4,818,501
Total		35,127,417
Total Energy		46,818,444

Variable Portfolio – Partners Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.2%
Banks 15.0%
Ameris Bancorp	121,254	5,866,268
Atlantic Union Bankshares Corp.	66,168	2,336,392
Banc of California, Inc.	248,533	3,780,187
Cadence Bank	131,873	3,824,317
Columbia Banking System, Inc.	327,224	6,331,784
Community Bank System, Inc.	67,189	3,227,088
Eastern Bankshares, Inc.	241,925	3,333,726
Enterprise Financial Services Corp.	67,441	2,735,407
First BanCorp	65,339	2,360,045
First Merchants Corp.	79,713	2,781,984
Glacier Bancorp, Inc.	91,427	3,682,680
Hancock Whitney Corp.	126,129	5,806,979
Lakeland Financial Corp.	18,594	1,233,154
National Bank Holdings Corp., Class A	119,179	4,298,787
Old National Bancorp	200,950	3,498,539
Pacific Premier Bancorp, Inc.	216,213	5,189,112
Pinnacle Financial Partners, Inc.	42,327	3,635,043
Seacoast Banking Corp. of Florida	260,504	6,614,197
SouthState Corp.	47,977	4,079,484
Stellar Bancorp, Inc.	106,606	2,596,922
Texas Capital Bancshares, Inc.(a)	107,607	6,623,211
United Community Banks, Inc.	85,574	2,252,308
WaFd, Inc.	90,302	2,621,467
WesBanco, Inc.	85,032	2,534,804
Total		91,243,885
Capital Markets 0.4%
BrightSphere Investment Group, Inc.	115,898	2,647,110
Consumer Finance 0.5%
PRA Group, Inc.(a)	102,352	2,669,340
Financial Services 1.3%
Compass Diversified Holdings	180,913	4,354,576
MGIC Investment Corp.	163,289	3,651,142
Total		8,005,718
Total Financials		104,566,053
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 6.4%
Biotechnology 1.5%
Alkermes PLC(a)	82,874	2,243,399
BioCryst Pharmaceuticals, Inc.(a)	254,126	1,290,960
Galapagos NV, ADR(a)	103,078	3,319,112
Geron Corp.(a)	611,903	2,019,280
Total		8,872,751
Health Care Equipment & Supplies 2.8%
Angiodynamics, Inc.(a)	76,690	450,170
Avanos Medical, Inc.(a)	137,374	2,735,116
ICU Medical, Inc.(a)	53,992	5,794,422
Integer Holdings Corp.(a)	28,276	3,299,244
Lantheus Holdings, Inc.(a)	53,689	3,341,603
SurModics, Inc.(a)	49,833	1,462,100
Total		17,082,655
Health Care Providers & Services 1.6%
AdaptHealth Corp.(a)	287,524	3,309,401
ModivCare, Inc.(a)	24,862	583,014
NeoGenomics, Inc.(a)	166,574	2,618,543
Pediatrix Medical Group, Inc.(a)	194,740	1,953,242
Premier, Inc.	72,584	1,604,107
Total		10,068,307
Pharmaceuticals 0.5%
ANI Pharmaceuticals, Inc.(a)	47,272	3,267,913
Total Health Care		39,291,626
Industrials 22.6%
Aerospace & Defense 1.3%
AAR Corp.(a)	44,985	2,693,252
Mercury Systems, Inc.(a)	170,861	5,040,399
Total		7,733,651
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A	80,655	3,485,909
Building Products 4.0%
Apogee Enterprises, Inc.	84,925	5,027,560
Armstrong World Industries, Inc.	26,388	3,277,917
AZZ, Inc.	84,171	6,507,260
Variable Portfolio – Partners Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quanex Building Products Corp.	147,336	5,662,123
Tecnoglass, Inc.	74,680	3,885,600
Total		24,360,460
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	79,082	3,528,639
Brady Corp., Class A	65,930	3,908,331
Deluxe Corp.	124,317	2,559,687
MillerKnoll, Inc.	95,387	2,361,782
OPENLANE, Inc.(a)	136,428	2,360,204
Total		14,718,643
Construction & Engineering 1.2%
Granite Construction, Inc.	90,683	5,180,720
Great Lakes Dredge & Dock Corp.(a)	235,608	2,061,570
Total		7,242,290
Electrical Equipment 2.2%
EnerSys	45,303	4,279,321
GrafTech International Ltd.	435,052	600,372
Regal Rexnord Corp.	33,144	5,969,234
Thermon(a)	86,502	2,830,346
Total		13,679,273
Ground Transportation 1.5%
ArcBest Corp.	27,619	3,935,708
Marten Transport Ltd.	145,397	2,686,937
Werner Enterprises, Inc.	71,670	2,803,730
Total		9,426,375
Machinery 5.3%
Albany International Corp., Class A	36,866	3,447,340
Astec Industries, Inc.	71,530	3,126,577
Columbus McKinnon Corp.	54,848	2,447,866
Enerpac Tool Group Corp.	65,627	2,340,259
Hillenbrand, Inc.	75,997	3,821,889
REV Group, Inc.	309,389	6,834,403
SPX Technologies, Inc.(a)	54,894	6,759,098
Terex Corp.	50,433	3,247,885
Total		32,025,317
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.1%
CBIZ, Inc.(a)	31,797	2,496,065
Conduent, Inc.(a)	616,085	2,082,367
CSG Systems International, Inc.	59,130	3,047,560
KBR, Inc.	71,694	4,564,040
Korn/Ferry International	45,965	3,022,658
MAXIMUS, Inc.	42,232	3,543,265
Total		18,755,955
Trading Companies & Distributors 1.0%
Rush Enterprises, Inc., Class A	76,069	4,071,213
Titan Machinery, Inc.(a)	89,889	2,230,146
Total		6,301,359
Total Industrials		137,729,232
Information Technology 8.6%
Communications Equipment 1.5%
ADTRAN Holdings, Inc.	429,408	2,335,979
AudioCodes Ltd.	134,879	1,758,822
Ciena Corp.(a)	37,295	1,844,238
Clearfield, Inc.(a)	26,646	821,763
Netscout Systems, Inc.(a)	108,310	2,365,490
Total		9,126,292
Electronic Equipment, Instruments & Components 3.2%
Avnet, Inc.	70,783	3,509,421
Belden, Inc.	110,793	10,260,540
Knowles Corp.(a)	216,203	3,480,868
Plexus Corp.(a)	26,379	2,501,257
Total		19,752,086
IT Services 0.5%
Perficient, Inc.(a)	53,151	2,991,870
Semiconductors & Semiconductor Equipment 1.8%
Diodes, Inc.(a)	46,132	3,252,306
Ichor Holdings Ltd.(a)	22,889	883,973
Kulicke & Soffa Industries, Inc.	68,597	3,451,115
Tower Semiconductor Ltd.(a)	102,644	3,433,442
Total		11,020,836

Variable Portfolio – Partners Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.6%
Cognyte Software Ltd.(a)	266,236	2,201,772
OneSpan, Inc.(a)	91,836	1,068,052
Progress Software Corp.	36,135	1,926,357
Verint Systems, Inc.(a)	136,072	4,510,787
Total		9,706,968
Total Information Technology		52,598,052
Materials 7.9%
Chemicals 2.9%
Ecovyst, Inc.(a)	351,979	3,924,566
Element Solutions, Inc.	120,003	2,997,675
Ingevity Corp.(a)	83,492	3,982,568
Orion SA	141,172	3,320,366
Sensient Technologies Corp.	51,831	3,586,187
Total		17,811,362
Construction Materials 0.8%
Summit Materials, Inc., Class A(a)	112,441	5,011,495
Containers & Packaging 1.8%
Greif, Inc., Class A	43,988	3,037,371
Myers Industries, Inc.	135,089	3,130,012
Silgan Holdings, Inc.	92,339	4,483,982
Total		10,651,365
Metals & Mining 1.9%
Alamos Gold, Inc., Class A	204,883	3,022,024
Commercial Metals Co.	66,059	3,882,288
MP Materials Corp.(a)	127,918	1,829,227
Ryerson Holding Corp.	83,485	2,796,748
Total		11,530,287
Paper & Forest Products 0.5%
Louisiana-Pacific Corp.	35,376	2,968,400
Total Materials		47,972,909
Real Estate 8.6%
Diversified REITs 0.8%
Empire State Realty Trust, Inc., Class A	505,512	5,120,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 0.9%
CareTrust REIT, Inc.	152,185	3,708,748
Healthpeak Properties, Inc.	96,598	1,811,213
Total		5,519,961
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust	210,110	3,237,795
Sunstone Hotel Investors, Inc.	231,794	2,582,185
Total		5,819,980
Industrial REITs 1.5%
STAG Industrial, Inc.	168,800	6,488,672
Terreno Realty Corp.	42,789	2,841,190
Total		9,329,862
Office REITs 1.9%
Cousins Properties, Inc.	61,284	1,473,267
Equity Commonwealth(a)	536,763	10,134,086
Total		11,607,353
Real Estate Management & Development 0.3%
DigitalBridge Group, Inc.	103,892	2,001,999
Residential REITs 1.0%
Elme Communities	187,118	2,604,683
UMH Properties, Inc.	193,444	3,141,530
Total		5,746,213
Retail REITs 0.7%
Kite Realty Group Trust	188,251	4,081,282
Specialized REITs 0.5%
Four Corners Property Trust, Inc.	135,020	3,303,939
Total Real Estate		52,531,425
Utilities 3.1%
Electric Utilities 1.5%
Allete, Inc.	58,252	3,474,149
OGE Energy Corp.	88,608	3,039,255
PNM Resources, Inc.	78,275	2,946,271
Total		9,459,675
Gas Utilities 0.9%
New Jersey Resources Corp.	59,708	2,562,070
Spire, Inc.	44,373	2,723,171
Total		5,285,241
Variable Portfolio – Partners Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.7%
Avista Corp.	45,899	1,607,383
Northwestern Energy Group, Inc.	53,231	2,711,055
Total		4,318,438
Total Utilities		19,063,354
Total Common Stocks (Cost $588,542,788)		604,865,495

Rights 0.0%

Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	4,869
Total Health Care		4,869
Industrials —%
Passenger Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		4,869

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(e),(f)	5,952,532	5,951,341
Total Money Market Funds (Cost $5,950,839)		5,951,341
Total Investments in Securities (Cost: $594,493,627)		610,821,705
Other Assets & Liabilities, Net		(990,752)
Net Assets		609,830,953
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $4,869, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2024, the total market value of these securities amounted to $4,869, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	4,869

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	12,668,856	31,240,268	(37,957,710)	(73)	5,951,341	113	133,586	5,952,532

Variable Portfolio – Partners Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2024 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Value Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7058_12_C01_(05/24)